Deferred compensation awards (Tables)	12 Months Ended
Mar. 31, 2024
Deferred Compensation Awards [Abstract]
Activity relating to RSU awards
The following table presents activity relating to RSU awards for the year ended March 31
, 2024.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2023	158,759,875	¥451	1.0
Granted	84,295,700	466
Forfeited	(12,039,400)	460
Delivered	(69,433,175)	451

Outstanding as of March 31, 2024	161,583,000	¥459	1.0

Activity relating to SAR Plan B awards
The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2024. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2023	4,023,000	¥490	1.9
Granted	—	—
Exercised	(2,143,100)	470
Forfeited	(6,600)	465
Expired	(482,900)	559

Outstanding as of March 31, 2024	1,390,400	¥495	1.6

Exercisable as of March 31, 2024	1,258,300	¥505	1.3

Activity related to NSU and CSU awards
The following table presents activity related to NSU and CSU awards for the year ended March 31, 2
024.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2023	20,596,542	¥484		12,595,287	¥509
Granted	15,678,023	529	(1)	2,808,971	484
Vested	(13,443,712)	556	(2)	(5,976,711)	532	(2)
Forfeited	(339,642)			(224,157)

Outstanding as of March 31, 2024	22,491,211	¥949	(3)	9,203,390	¥612	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2024.